Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
23.
Subsequent events

Subsequent to December 31, 2021, the Company acquired 100% equity interest in Skrill USA (See Note 1), issued additional share based payment awards (See Note 16) and completed the acquisition of SafetyPay (See Note 19).